Convertible Note Payable	12 Months Ended
Dec. 31, 2023
Convertible Note Payable [Abstract]
CONVERTIBLE NOTE PAYABLE
15.	CONVERTIBLE NOTE PAYABLE

On October 25, 2022, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“CVP”), pursuant to which the Company issued CVP an unsecured convertible promissory note on October 25, 2022 in the original principal amount of $1,707,500.00 (the “Note”), convertible into the Company’s ordinary shares. After deducting the original issue discount (“OID”) and the legal fees directly associated with the issuance of the Note, the Company received net proceeds of $1,500,000.

The Note bears simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note will become due and payable on the maturity date, which is twelve months after the purchase price of the Note is delivered by Investor to the Company. Subject to the occurrence of any triggering events as defined in the Note, the Investor shall have the right to increase the balance of the Note by 5% or 10%. The Company may pay all or any portion of the amount owed earlier than it is due; provided that in the event the Company elects to prepay all or any portion of the outstanding balance, the Company shall pay to the Investor 120% of the portion of the outstanding balance the Company elects to prepay. Early payments of less than all principal, fees and interest outstanding will not, unless agreed to by Investor in writing, relieve the Company of the Company’s remaining obligations hereunder.

In addition, as a result of the Company entering into the Agreement and issuing the Note, the exercise price of the Company’s private warrants is being adjusted to $0.18, which is the floor price of the Note, pursuant to the antidilution provisions of the private warrants. As a result of the 2023 share consolidation, the exercise price became $7.20 per share.

For the year ended December 31, 2022, original issue discount (“OID”) of $187,000, cash placement agent fee of $110,000 and interest expense of $22,767 were recorded as finance costs. $20,000 of legal fees directly associated with the issuance of the Note is recorded as administrative expense in the Consolidated Statement of Profit or Loss.

On April 17, 2023, CVP delivered to the Company a conversion notice informing the Company that CVP had elected to convert a portion of the Note balance $1,238,400 at the conversion price of $7.20 into fully paid and non-assessable ordinary shares of the Company. In connection with this conversion, the Company issued 172,000 restricted ordinary shares to CVP on April 19, 2023. On October 25, 2023, the Company paid $554,238 to CVP to fully settle the remaining Note balance.

For the year ended December 31, 2023, and 2022, interest expense of $60,094 and $22,767 were recorded as finance costs, respectively.